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                  Semi-Annual Report

                  June 30, 2001

                  Mercury QA
                  Large Cap Core Fund
                  of Mercury QA Equity Series, Inc.

PORTFOLIO INFORMATION

GEOGRAPHIC ASSET MIX

A pie chart illustrating the following percentages

(As a Percentage of Net Assets as of June 30, 2001.)

United States--97.8%

Netherlands--1.3%

Canada--0.4%

WORLDWIDE INVESTMENTS AS OF JUNE 30, 2001

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
================================================================================
General Electric Company                                                    5.9%
--------------------------------------------------------------------------------
Microsoft Corporation                                                       5.2
--------------------------------------------------------------------------------
Citigroup Inc.                                                              4.0
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                       3.4
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                     3.1
--------------------------------------------------------------------------------
American International Group, Inc.                                          2.7
--------------------------------------------------------------------------------
The Coca-Cola Company                                                       2.3
--------------------------------------------------------------------------------
Intel Corporation                                                           2.2
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 2.2
--------------------------------------------------------------------------------
International Business Machines Corporation                                 2.0
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
================================================================================
Pharmaceuticals                                                             8.6%
--------------------------------------------------------------------------------
Banks                                                                       8.4
--------------------------------------------------------------------------------
Electrical Equipment                                                        6.3
--------------------------------------------------------------------------------
Retail                                                                      6.0
--------------------------------------------------------------------------------
Software                                                                    5.2
--------------------------------------------------------------------------------
Financial Services                                                          5.1
--------------------------------------------------------------------------------
Oil--International                                                          4.4
--------------------------------------------------------------------------------
Computer Services/Software                                                  4.3
--------------------------------------------------------------------------------
Insurance                                                                   4.1
--------------------------------------------------------------------------------
Beverages                                                                   3.6
--------------------------------------------------------------------------------


                        June 30, 2001 (2) Mercury QA Large Cap Core Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Mercury QA Large Cap Core Fund. For the six months ended June 30, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -7.67%, -7.79%, -8.19% and -8.19%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) In comparison, the unmanaged Standard & Poor's (S&P) 500 Index had a total return of -6.70% for the same period.

The Fund's returns for the first half of 2001 were hurt by pharmaceutical and technology holdings and helped by media and communications companies. Reversing their strong performance in the second half of 2000, most pharmaceutical companies such as Pfizer Inc., Merck & Co., Inc., and Bristol-Myers Squibb Company posted significant negative returns for the first half of this year, falling between 15% and 30%. Also continuing last year's downtrend, many bellwether technology companies fell dramatically, notably Cisco Systems, Inc., which dropped by more than 50%. On the positive side, media titans AOL Time Warner Inc. and Viacom, Inc. posted strong returns and even AT&T Corp. rebounded from last year's woes, rising more than 25%. Unfortunately, losers once again outnumbered winners, a trend that has been occurring ever since equity markets peaked in March 2000.

Market Review

The big news in the first six months of 2001 was the rapid deceleration of the US economy and accompanying aggressive easing of monetary policy by the Federal Reserve Board. After growing a blistering 5% last year, the US economy grew at a mere 1% pace in the first half of 2001. Lower business capital spending and the resulting need for companies to adjust their inventories were the culprits. While investment in technology helped US companies achieve stellar gains in worker productivity over the past five years, it contributed to the accelerated pace of the slowdown as business used new technologies to link inventory levels and production schedules more closely.

In response to the rapidly changing economic climate, the Federal Reserve Board massively eased monetary policy starting in January, lowering short-term interest rates six times in the first half of the year by a cumulative 275 basis points (2.75%). The Federal Reserve Board remains concerned that ongoing weakness in capital spending and continued inventory adjustment might necessitate further reductions in the Federal Funds rate.

As expected, the sharp slowdown in economic activity created a profits recession (defined as a decline in year-over-year earnings) for many US companies, pushing the stock market lower. Analysts reduced their 2001 earnings forecast from double-digit earnings growth to high single-digit earnings declines. Reacting to the anticipated profit recession, the unmanaged S&P 500 Index fell 6.7% during the first half of 2001.


                        June 30, 2001 (3) Mercury QA Large Cap Core Fund

However, two significant trends that we noted in our previous shareholder report continued during the first half of 2001: small cap stocks outperformed large cap stocks and value stocks outperformed growth stocks. Propelled by lower interest rates, small cap stocks continued to outpace bigger stocks returning +6.23% as measured by the unmanaged S&P SmallCap 600 Index during the first half of 2001, more than 12 percentage points higher than returns on large cap stocks. Similarly, value stocks outperformed growth stocks by about the same margin. The resurgence of both small cap stocks and value stocks reflects the dizzying heights to which large cap growth stocks ascended before tumbling back to earth starting in the second quarter of last year.

Market Outlook

We believe that the United States will lead a global cyclical recovery during the second half of this year. Business and consumer confidence appears to be stabilizing, stemming previous sharp declines. There is currently early evidence that the inventory cycle has run its course for many industries outside of technology. Though we expect leading economic indicators to turn higher over coming months, we do not expect an earnings recovery before late this year at the earliest. We believe that demand should pick up during the second half of the year as the effects of the tax cut, falling energy prices, and an accommodative Federal Reserve Board policy feed through to the real economy.

While our confidence in a US recovery has increased, prospects for Europe and Japan have continued to deteriorate. This is true both at a macroeconomic level, where news has worsened in both Europe and Japan, and at a stock level, where earnings downgrades in both regions are accelerating, lagging the United States.

Within the US economy, a clear distinction needs to be made between the technology sector and the rest of the economy. While there are a number of encouraging macroeconomic signs and bottom up indicators for the old economy, the near-term outlook for technology remains bleak. There is as yet no clear evidence that the collapse in technology orders is coming to an end and in contrast to the rest of the economy, excess inventories continue to build up. Again, this trend is reflected in both the top down data, such as falling technology capacity, and in bottom up earnings announcements. Earnings downgrades at this time are increasingly concentrated in the technology sector, with profit expectations for the rest of the economy starting to flatten out.

Looking forward, we expect technology spending to recover next year in delayed response to rising whole economy profits and easier financial market conditions. However, the timing and scale of that eventual recovery remain highly uncertain. The true scale of overcapacity in technology will only become apparent once the economy starts to recover.


                        June 30, 2001 (4) Mercury QA Large Cap Core Fund

In Conclusion

We thank you for your continued support of Mercury QA Large Cap Core Fund, and we look forward to reviewing our outlook and strategy in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                                /s/ Philip Green

Terry K. Glenn                                    Philip Green
President and Director                            Senior Vice President and
                                                  Portfolio Manager

August 15, 2001


                        June 30, 2001 (5) Mercury QA Large Cap Core Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                        June 30, 2001 (6) Mercury QA Large Cap Core Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                        % Return       % Return
                                                      Without Sales   With Sales
Class I Shares*                                          Charge        Charge**
================================================================================
One Year Ended 6/30/01                                  -20.51%         -24.68%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01                     -20.32          -24.22
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

================================================================================
                                                        % Return       % Return
                                                      Without Sales   With Sales
Class A Shares*                                          Charge        Charge**
================================================================================
One Year Ended 6/30/01                                  -20.71%         -24.87%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01                     -20.51          -24.40
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                       % Return        % Return
                                                       Without           With
Class B Shares*                                          CDSC            CDSC**
================================================================================
One Year Ended 6/30/01                                  -21.42%         -24.56%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01                     -21.17          -24.11
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                       % Return        % Return
                                                       Without           With
Class C Shares*                                          CDSC            CDSC**
================================================================================
One Year Ended 6/30/01                                  -21.42%         -22.21%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01                     -21.17          -21.17
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                       Six-Month     12-Month    Since Inception
As of June 30, 2001                  Total Return  Total Return   Total Return
================================================================================
Class I                                    -7.67%        -20.51%       -21.70%
--------------------------------------------------------------------------------
Class A                                    -7.79         -20.71        -21.90
--------------------------------------------------------------------------------
Class B                                    -8.19         -21.42        -22.60
--------------------------------------------------------------------------------
Class C                                    -8.19         -21.42        -22.60
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.


                        June 30, 2001 (7) Mercury QA Large Cap Core Fund

SCHEDULE OF INVESTMENTS

                                                                          In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
CANADA
============================================================================================
Communications        11,500    Nortel Networks Corporation           $    104,535    0.2%
Equipment
--------------------------------------------------------------------------------------------
Metal(s)               2,400    Alcan Aluminium Ltd.                       100,848    0.1
                       5,200    Barrick Gold Corporation                    78,780    0.1
                                                                      ----------------------
                                                                           179,628    0.2
--------------------------------------------------------------------------------------------
Mining                 1,300  + Inco Limited                                22,438    0.0
--------------------------------------------------------------------------------------------
                                Total Common Stocks in Canada
                                (Cost--$505,673)                           306,601    0.4
--------------------------------------------------------------------------------------------

NETHERLANDS
============================================================================================
Household Products       100    Unilever NV (NY Registered Shares)           5,957    0.0
--------------------------------------------------------------------------------------------
Oil--International    17,400    Royal Dutch Petroleum Company
                                  (NY Registered Shares)                 1,013,898    1.3
--------------------------------------------------------------------------------------------
                                Total Common Stocks in the
                                Netherlands (Cost--$1,040,835)           1,019,855    1.3
--------------------------------------------------------------------------------------------

UNITED STATES
============================================================================================
Advertising            3,100    The Interpublic Group
                                  of Companies, Inc.                        90,985    0.1
--------------------------------------------------------------------------------------------
Aerospace & Defense    7,600    The Boeing Company                         422,560    0.5
                         100    General Dynamics Corporation                 7,781    0.0
                       3,900    Lockheed Martin Corporation                144,495    0.2
                       4,200    United Technologies Corporation            307,692    0.4
                                                                      ----------------------
                                                                           882,528    1.1
--------------------------------------------------------------------------------------------
Airlines               1,700  + AMR Corporation                             61,421    0.1
--------------------------------------------------------------------------------------------
Air Transport          1,700    Omnicom Group Inc.                         146,200    0.2
--------------------------------------------------------------------------------------------
Aluminum               6,500    Alcoa Inc.                                 256,100    0.3
--------------------------------------------------------------------------------------------
Auto & Truck           6,500    Delphi Automotive Systems Corporation      103,545    0.1
--------------------------------------------------------------------------------------------
Automobile Parts       2,000    Genuine Parts Company                       63,000    0.1
--------------------------------------------------------------------------------------------
Automobiles           14,308    Ford Motor Company                         351,261    0.4
                       3,800    General Motors Corporation                 244,530    0.3
                                                                      ----------------------
                                                                           595,791    0.7
--------------------------------------------------------------------------------------------
Banking &              2,200    PNC Bank Corp.                             144,738    0.2
Financial
--------------------------------------------------------------------------------------------
Banking--Regional      2,200    SunTrust Banks, Inc.                       142,516    0.2
--------------------------------------------------------------------------------------------
Banks                  7,600    Bank of America Corporation                456,228    0.6
                       5,900    The Bank of New York Company, Inc.         283,200    0.4
                       9,300    Bank One Corporation                       332,940    0.4
                      60,733    Citigroup Inc.                           3,209,132    4.0


                        June 30, 2001 (8) Mercury QA Large Cap Core Fund

                                                                          In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES
(continued)
============================================================================================
Banks                  4,450    Fifth Third Bancorp                   $    267,222    0.3%
(concluded)            8,900    FleetBoston Financial Corporation          351,105    0.4
                       9,080    J.P. Morgan Chase & Co.                    404,968    0.5
                       3,800    Mellon Financial Corporation               174,800    0.2
                       4,800    National City Corporation                  147,744    0.2
                       2,500    State Street Corporation                   123,725    0.2
                       7,600    Washington Mutual, Inc.                    285,380    0.4
                      13,600    Wells Fargo Company                        631,448    0.8
                                                                      ----------------------
                                                                         6,667,892    8.4
--------------------------------------------------------------------------------------------
Beverages             41,300    The Coca-Cola Company                    1,858,500    2.3
                      23,700    PepsiCo, Inc.                            1,047,540    1.3
                                                                      ----------------------
                                                                         2,906,040    3.6
--------------------------------------------------------------------------------------------
Biotechnology          3,700  + Chiron Corporation                         188,700    0.2
--------------------------------------------------------------------------------------------
Broadcasting &         1,500    Leggett & Platt, Incorporated               33,045    0.0
Publishing
--------------------------------------------------------------------------------------------
Building &
Construction             700    Centex Corporation                          28,525    0.0
--------------------------------------------------------------------------------------------
Building Materials     4,500    Masco Corporation                          112,320    0.1
--------------------------------------------------------------------------------------------
Cable                 27,500  + Comcast Corporation (Class A)            1,193,500    1.5
--------------------------------------------------------------------------------------------
Capital Equipment      1,500    Dana Corporation                            35,010    0.0
                         600    Eaton Corporation                           42,060    0.1
                                                                      ----------------------
                                                                            77,070    0.1
--------------------------------------------------------------------------------------------
Capital Goods          3,900    Minnesota Mining and Manufacturing
                                  Company (3M)                             444,990    0.6
--------------------------------------------------------------------------------------------
Chemicals              3,922    The Dow Chemical Company                   130,407    0.2
                       4,600    E.I. du Pont de Nemours and Company        221,904    0.3
                       1,000    International Flavors & Fragrances Inc.     25,130    0.0
                       1,700    PPG Industries, Inc.                        89,369    0.1
                       9,100    Pharmacia Corporation                      418,145    0.5
                         600    Sigma-Aldrich Corporation                   23,172    0.0
                                                                      ----------------------
                                                                           908,127    1.1
--------------------------------------------------------------------------------------------
Commercial             1,800  + Convergys Corporation                       54,450    0.1
Services & Supplies    4,400    First Data Corporation                     282,700    0.3
                                                                      ----------------------
                                                                           337,150    0.4
--------------------------------------------------------------------------------------------
Communications         2,700  + QUALCOMM Incorporated                      157,896    0.2
                      24,900    SBC Communications Inc.                    997,494    1.3
                                                                      ----------------------
                                                                         1,155,390    1.5
--------------------------------------------------------------------------------------------
Communications        24,900  + Cisco Systems, Inc.                        453,180    0.6
Equipment
--------------------------------------------------------------------------------------------
Computer Services     28,550  + AOL Time Warner Inc.                     1,513,150    1.9
--------------------------------------------------------------------------------------------


                        June 30, 2001 (9) Mercury QA Large Cap Core Fund

                                                                          In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES
(continued)
============================================================================================
Computer Services/     5,200    Electronic Data Systems Corporation   $    325,000    0.4%
Software              14,200    International Business Machines
                                  Corporation                            1,604,600    2.0
                      61,200  + Oracle Corporation                       1,162,800    1.5
                       4,519  + VERITAS Software Corporation               300,649    0.4
                                                                      ----------------------
                                                                         3,393,049    4.3
--------------------------------------------------------------------------------------------
Computer Technology    6,700  + Solectron Corporation                      122,610    0.2
--------------------------------------------------------------------------------------------
Computers                  2  + McDATA Corporation (Class A)                    35    0.0
--------------------------------------------------------------------------------------------
Computers &           20,500  + Dell Computer Corporation                  531,975    0.7
Peripherals           17,100  + EMC Corporation                            496,755    0.6
                       5,932  + Palm, Inc.                                  36,007    0.0
                      25,700  + Sun Microsystems, Inc.                     404,004    0.5
                                                                      ----------------------
                                                                         1,468,741    1.8
--------------------------------------------------------------------------------------------
Conglomerates          9,300    Honeywell International Inc.               325,407    0.4
--------------------------------------------------------------------------------------------
Consumer--Durables       700    Whirlpool Corporation                       43,750    0.1
--------------------------------------------------------------------------------------------
Consumer--Goods        8,300    The Gillette Company                       240,617    0.3
                       2,500    Newell Rubbermaid Inc.                      62,750    0.1
                       2,100    The TJX Companies, Inc.                     66,927    0.1
                                                                      ----------------------
                                                                           370,294    0.5
--------------------------------------------------------------------------------------------
Consumer--Products       600    The Black & Decker Corporation              23,676    0.0
--------------------------------------------------------------------------------------------
Consumer--             7,300  + Cendant Corporation                        142,350    0.2
Products & Services
--------------------------------------------------------------------------------------------
Containers             1,500  + Pactiv Corporation                          20,100    0.0
--------------------------------------------------------------------------------------------
Cosmetics              1,700    Avon Products, Inc.                         78,676    0.1
--------------------------------------------------------------------------------------------
Distribution           3,800  + Costco Wholesale Corporation               156,104    0.2
--------------------------------------------------------------------------------------------
Diversified Companies     50    Corning Incorporated                           835    0.0
--------------------------------------------------------------------------------------------
Diversified Telecom-   7,000    Sprint Corporation                         149,520    0.2
munication Services
--------------------------------------------------------------------------------------------
Electric Utilities     1,100    American Electric Power Company, Inc.       50,787    0.1
                       2,800  + Calpine Corporation                        105,840    0.1
                         700    Consolidated Edison, Inc.                   27,860    0.0
                         400    DTE Energy Company                          18,576    0.0
                         800    Dominion Resources, Inc.                    48,104    0.1
                         700    Entergy Corporation                         26,873    0.0
                         600    FPL Group, Inc.                             36,126    0.0
                       1,073  + Mirant Corporation                          36,911    0.1
                         700    Progress Energy, Inc.                       31,444    0.0
                         700    Public Service Enterprise Group
                                  Incorporated                              34,230    0.0
                       2,200    The Southern Company                        51,150    0.1
                         800    TXU Corp.                                   38,552    0.1
                                                                      ----------------------
                                                                           506,453    0.6
--------------------------------------------------------------------------------------------


                        June 30, 2001 (10) Mercury QA Large Cap Core Fund

                                                                          In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES
(continued)
============================================================================================
Electrical             1,100    Xcel Energy, Inc.                     $     31,295    0.0%
--------------------------------------------------------------------------------------------
Electrical &           5,500  + The AES Corporation                        236,775    0.3
Electronics
--------------------------------------------------------------------------------------------
Electrical Equipment   4,200    Emerson Electric Co.                       254,100    0.3
                       1,000    Exelon Corporation                          64,120    0.1
                      96,800    General Electric Company                 4,719,000    5.9
                         600    PPL Corporation                             33,000    0.0
                         800    W. W. Grainger, Inc.                        32,928    0.0
                                                                      ----------------------
                                                                         5,103,148    6.3
--------------------------------------------------------------------------------------------
Electrical             2,800  + Sanmina Corporation                         65,548    0.1
Instruments &
Controls
--------------------------------------------------------------------------------------------
Electronic Equipment   3,800  + Agilent Technologies, Inc.                 123,500    0.2
& Instruments            600    PerkinElmer, Inc.                           16,518    0.0
                                                                      ----------------------
                                                                           140,018    0.2
--------------------------------------------------------------------------------------------
Electronics            3,100  + Analog Devices, Inc.                       134,075    0.2
                      61,000    Intel Corporation                        1,784,250    2.2
                       5,200  + Micron Technology, Inc.                    213,720    0.2
                       1,800    Molex Incorporated                          65,754    0.1
                      14,800    Texas Instruments Incorporated             466,200    0.6
                                                                      ----------------------
                                                                         2,663,999    3.3
--------------------------------------------------------------------------------------------
Electronics            1,400  + Jabil Circuit, Inc.                         43,204    0.1
Components
--------------------------------------------------------------------------------------------
Energy                 7,200    Dynegy Inc. (Class A)                      334,800    0.4
                         900  + Progress Energy, Inc.                          441    0.0
                                                                      ----------------------
                                                                           335,241    0.4
--------------------------------------------------------------------------------------------
Energy Related             3  + Williams Communications Group, Inc.              9    0.0
                      10,400    The Williams Companies, Inc.               342,680    0.4
                                                                      ----------------------
                                                                           342,689    0.4
--------------------------------------------------------------------------------------------
Entertainment         13,500    The Walt Disney Company                    390,015    0.5
--------------------------------------------------------------------------------------------
Finance                1,300    Golden West Financial Corporation           83,512    0.1
--------------------------------------------------------------------------------------------
Financial Services    16,600    American Express Company                   644,080    0.8
                         400    The Bear Stearns Companies Inc.             23,588    0.0
                       7,400    The Charles Schwab Corporation             113,220    0.2
                       8,400    Federal Home Loan
                                  Mortgage Association                     588,000    0.7
                      12,100    Federal National Mortgage Association    1,030,315    1.3
                       5,100    Household International, Inc.              340,170    0.4
                       1,300    Lehman Brothers Holdings, Inc.             101,075    0.1
                      13,500    Morgan Stanley Dean Witter & Co.           867,105    1.1
                      15,283    U.S. Bancorp                               348,300    0.5
                                                                      ----------------------
                                                                         4,055,853    5.1
--------------------------------------------------------------------------------------------


                        June 30, 2001 (11) Mercury QA Large Cap Core Fund

                                                                          In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES
(continued)
============================================================================================
Food & Beverage          100    Campbell Soup Company                 $      2,575    0.0%
                       8,000  + The Kroger Co.                             200,000    0.3
                                                                      ----------------------
                                                                           202,575    0.3
--------------------------------------------------------------------------------------------
Food Distribution      5,200    SYSCO Corporation                          141,180    0.2
--------------------------------------------------------------------------------------------
Foods                    100    ConAgra, Inc.                                1,981    0.0
                         100    General Mills, Inc.                          4,378    0.0
                         100    H.J. Heinz Company                           4,089    0.0
                         100    The Quaker Oats Company                      9,125    0.0
                         100    Sara Lee Corporation                         1,894    0.0
                                                                      ----------------------
                                                                            21,467    0.0
--------------------------------------------------------------------------------------------
HMO                      400  + Wellpoint Health Networks Inc.              37,696    0.0
--------------------------------------------------------------------------------------------
Hardware Products      1,000    The Stanley Works                           41,880    0.1
--------------------------------------------------------------------------------------------
Health Care            3,900    HCA--The Healthcare Corporation            176,241    0.2
                       2,700    UnitedHealth Group Incorporated            166,725    0.2
                                                                      ----------------------
                                                                           342,966    0.4
--------------------------------------------------------------------------------------------
Health Care              700    Becton, Dickinson and Company               25,053    0.0
Equipment & Supplies     800    Stryker Corporation                         43,880    0.1
                                                                      ----------------------
                                                                            68,933    0.1
--------------------------------------------------------------------------------------------
Health Care            1,100  + Aetna Inc. (New Shares)                     28,457    0.0
Providers & Services
--------------------------------------------------------------------------------------------
Hospital Management    2,400  + Tenet Healthcare Corporation               123,816    0.2
--------------------------------------------------------------------------------------------
Hospital Supplies      1,700    Baxter International Inc.                   83,300    0.1
--------------------------------------------------------------------------------------------
Hotels, Restaurants &  2,500    Marriott International, Inc. (Class A)     118,350    0.2
Leisure                1,800    Starwood Hotels & Resorts
                                  Worldwide, Inc.                           67,104    0.1
                                                                      ----------------------
                                                                           185,454    0.3
--------------------------------------------------------------------------------------------
Household Durables       300    Pulte Corporation                           12,789    0.0
--------------------------------------------------------------------------------------------
Household Products       300    The Procter & Gamble Company                19,140    0.0
--------------------------------------------------------------------------------------------
Industrial--Consumer     800    Cooper Industries, Inc.                     31,672    0.0
Goods
--------------------------------------------------------------------------------------------
Information
Processing             7,200    Automatic Data Processing, Inc.            357,840    0.4
                       4,100    Xerox Corporation                           39,237    0.1
                                                                      ----------------------
                                                                           397,077    0.5
--------------------------------------------------------------------------------------------
Insurance              3,400    The Allstate Corporation                   149,566    0.2
                      25,050    American International Group, Inc.       2,154,300    2.7
                       1,500    Aon Corporation                             52,500    0.1
                         800    The Chubb Corporation                       61,944    0.1
                       2,500    The Hartford Financial
                                  Services Group, Inc.                     171,000    0.2
                       1,650    Jefferson--Pilot Corporation                79,728    0.1
                       2,000    Lincoln National Corporation               103,500    0.1


                        June 30, 2001 (12) Mercury QA Large Cap Core Fund

                                                                          In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES
(continued)
============================================================================================
Insurance              2,100    Marsh & McLennan Companies, Inc.      $    212,100    0.3%
(concluded)            2,700    Providian Financial Corporation            159,840    0.2
                       2,500    UnumProvident Corporation                   80,300    0.1
                         700    Vulcan Materials Company                    37,625    0.0
                                                                      ----------------------
                                                                         3,262,403    4.1
--------------------------------------------------------------------------------------------
Leisure Equipment &    1,300    Hasbro, Inc.                                18,785    0.0
Products
--------------------------------------------------------------------------------------------
Machinery              3,500    Illinois Tool Works Inc.                   221,550    0.3
                         700    PACCAR Inc.                                 35,994    0.0
                                                                      ----------------------
                                                                           257,544    0.3
--------------------------------------------------------------------------------------------
Machinery &            3,800    Caterpillar Inc.                           190,190    0.2
Equipment
--------------------------------------------------------------------------------------------
Manufacturing          1,850    Symbol Technologies, Inc.                   41,070    0.1
                      22,800    Tyco International Ltd.                  1,242,600    1.5
                                                                      ----------------------
                                                                         1,283,670    1.6
--------------------------------------------------------------------------------------------
Media                  1,000  + TMP Worldwide Inc.                          59,110    0.1
--------------------------------------------------------------------------------------------
Medical Equipment        800  + Guidant Corporation                         28,800    0.0
--------------------------------------------------------------------------------------------
Medical Supplies      14,600    Abbott Laboratories                        700,946    0.9
                       3,800    Medtronic, Inc.                            174,838    0.2
                                                                      ----------------------
                                                                           875,784    1.1
--------------------------------------------------------------------------------------------
Medical Technology     2,400    IMS Health Incorporated                     68,400    0.1
                      30,836    Johnson & Johnson                        1,541,800    1.9
                                                                      ----------------------
                                                                         1,610,200    2.0
--------------------------------------------------------------------------------------------
Merchandising          2,800    The May Department Stores Company           95,928    0.1
--------------------------------------------------------------------------------------------
Metal(s)               1,500    Newmont Mining Corporation                  27,915    0.0
--------------------------------------------------------------------------------------------
Metals & Mining        2,200    McKesson HBOC, Inc.                         81,664    0.1
                       1,000    Phelps Dodge Corporation                    41,500    0.1
                         800    USX--U.S. Steel Group                       16,120    0.0
                                                                      ----------------------
                                                                           139,284    0.2
--------------------------------------------------------------------------------------------
Multiline Retail       1,800  + Federated Department Stores, Inc.           76,500    0.1
                       4,200    Sears, Roebuck & Co.                       177,702    0.2
                                                                      ----------------------
                                                                           254,202    0.3
--------------------------------------------------------------------------------------------
Multimedia            17,100  + Clear Channel Communications, Inc.       1,072,170    1.4
                       3,500    Tribune Company                            140,035    0.2
                      11,400  + Viacom, Inc. (Class B)                     589,950    0.7
                                                                      ----------------------
                                                                         1,802,155    2.3
--------------------------------------------------------------------------------------------
Natural Gas           11,029    El Paso Corporation                        579,464    0.7
                      16,400    Enron Corp.                                803,600    1.0
                                                                      ----------------------
                                                                         1,383,064    1.7
--------------------------------------------------------------------------------------------


                        June 30, 2001 (13) Mercury QA Large Cap Core Fund

                                                                          In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES
(continued)
============================================================================================
Natural Gas--          2,400    Duke Energy Corporation               $     93,624    0.1%
Pipelines
--------------------------------------------------------------------------------------------
Natural Resources      2,400    Burlington Resources Inc.                   95,880    0.1
--------------------------------------------------------------------------------------------
Office--Related        1,300    Avery Dennison Corporation                  66,365    0.1
                       2,100    Pitney Bowes Inc.                           88,452    0.1
                                                                      ----------------------
                                                                           154,817    0.2
--------------------------------------------------------------------------------------------
Oil & Gas              1,100    Devon Energy Corporation                    57,750    0.1
--------------------------------------------------------------------------------------------
Oil & Gas Producers    2,000    Transocean Sedco Forex Inc.                 82,500    0.1
--------------------------------------------------------------------------------------------
Oil--International    28,700    Exxon Mobil Corporation                  2,506,945    3.1
--------------------------------------------------------------------------------------------
Oil Field & Equipment  2,700    Halliburton Company                         96,120    0.1
--------------------------------------------------------------------------------------------
Oil Services           3,400    Schlumberger Limited                       179,010    0.2
--------------------------------------------------------------------------------------------
Paper & Forest         5,495    International Paper Company                196,171    0.2
Products                 700    Temple-Inland, Inc.                         37,303    0.1
                       2,400    Weyerhaeuser Company                       131,928    0.2
                                                                      ----------------------
                                                                           365,402    0.5
--------------------------------------------------------------------------------------------
Petroleum              2,400    Anadarko Petroleum Corporation             129,672    0.2
                       2,400    Unocal Corporation                          81,960    0.1
                                                                      ----------------------
                                                                           211,632    0.3
--------------------------------------------------------------------------------------------
Pharmaceuticals       12,400    American Home Products Corporation         724,656    0.9
                      19,700  + Amgen Inc.                               1,195,396    1.5
                      18,500    Bristol-Myers Squibb Company               967,550    1.2
                       3,150    Cardinal Health, Inc.                      217,350    0.3
                       8,000    Eli Lilly and Company                      592,000    0.7
                      16,400    Merck & Co., Inc.                        1,048,124    1.3
                      44,350    Pfizer Inc.                              1,776,218    2.2
                      10,500    Schering-Plough Corporation                380,520    0.5
                                                                      ----------------------
                                                                         6,901,814    8.6
--------------------------------------------------------------------------------------------
Printing & Publishing  1,000    R.R. Donnelley & Sons Company               29,700    0.0
--------------------------------------------------------------------------------------------
Property & Casualty    1,100    The St. Paul Companies, Inc.                55,759    0.1
Insurance
--------------------------------------------------------------------------------------------
Publishing             2,500    Deere & Company                             94,625    0.1
                       3,000    Gannett Co., Inc.                          197,700    0.3
                                                                      ----------------------
                                                                           292,325    0.4
--------------------------------------------------------------------------------------------
Railroads              4,900    Burlington Northern Santa Fe Corp.         147,833    0.2
                       3,000    Union Pacific Corporation                  164,730    0.2
                                                                      ----------------------
                                                                           312,563    0.4
--------------------------------------------------------------------------------------------
Restaurants           12,200    McDonald's Corporation                     330,132    0.4
                       3,700  + Starbucks Corporation                       85,100    0.1
                                                                      ----------------------
                                                                           415,232    0.5
--------------------------------------------------------------------------------------------


                        June 30, 2001 (14) Mercury QA Large Cap Core Fund

                                                                          In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES
(continued)
============================================================================================
Retail                 7,400    The Gap, Inc.                         $    214,600    0.3%
                      19,900    The Home Depot, Inc.                       926,345    1.2
                       3,100  + Kohl's Corporation                         194,463    0.2
                       1,000    Loews Corporation                           64,430    0.1
                       4,900  + Safeway Inc.                               235,200    0.3
                      11,100    Target Corporation                         384,060    0.5
                      56,300    Wal-Mart Stores, Inc.                    2,747,440    3.4
                                                                      ----------------------
                                                                         4,766,538    6.0
--------------------------------------------------------------------------------------------
Semiconductor          3,000  + Maxim Integrated Products, Inc.            132,630    0.2
Equipment & Products
--------------------------------------------------------------------------------------------
Semiconductors         7,300  + Applied Materials, Inc.                    358,430    0.5
                      19,200    Motorola, Inc.                             317,952    0.4
                                                                      ----------------------
                                                                           676,382    0.9
--------------------------------------------------------------------------------------------
Software              57,000  + Microsoft Corporation                    4,138,200    5.2
--------------------------------------------------------------------------------------------
Specialty Retail       3,400    CVS Corporation                            131,240    0.2
                       3,200    Lowe's Companies, Inc.                     232,160    0.3
                                                                      ----------------------
                                                                           363,400    0.5
--------------------------------------------------------------------------------------------
Steel                    800    Nucor Corporation                           39,112    0.1
--------------------------------------------------------------------------------------------
Telecommunications    27,122    AT&T Corp.                                 596,684    0.7
                           3  + Avaya Inc.                                      41    0.0
                      11,900    Lucent Technologies Inc.                    73,780    0.1
                       9,000  + Sprint Corp. (PCS Group)                   217,350    0.3
                      20,162    Verizon Communications                   1,078,667    1.4
                      23,000  + WorldCom, Inc.                             344,080    0.4
                                                                      ----------------------
                                                                         2,310,602    2.9
--------------------------------------------------------------------------------------------
Textiles               1,000    V. F. Corporation                           36,380    0.0
--------------------------------------------------------------------------------------------
Textiles & Apparel       300    Liz Claiborne, Inc.                         15,135    0.0
--------------------------------------------------------------------------------------------
Tobacco                1,000    Fortune Brands, Inc.                        38,360    0.0
                      30,300    Philip Morris Companies Inc.             1,537,725    1.9
                       2,000    UST Inc.                                    57,720    0.1
                                                                      ----------------------
                                                                         1,633,805    2.0
--------------------------------------------------------------------------------------------
Toys                   3,200    Mattel, Inc.                                60,544    0.1
--------------------------------------------------------------------------------------------
Transportation         7,650    Southwest Airlines Co.                     141,449    0.2
--------------------------------------------------------------------------------------------
Travel & Lodging       5,200    Carnival Corporation                       159,640    0.2
--------------------------------------------------------------------------------------------
Utilities              1,000    Reliant Energy, Inc.                        32,210    0.0
--------------------------------------------------------------------------------------------
                                Total Common Stocks in the
                                United States (Cost--$81,365,265)       78,183,336   97.8
--------------------------------------------------------------------------------------------
                                Total Investments in Common Stocks
                                (Cost--$82,911,773)                     79,509,792   99.5
--------------------------------------------------------------------------------------------


                        June 30, 2001 (15) Mercury QA Large Cap Core Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                          In US Dollars
                                                                      ----------------------
                      Face                                                        Percent of
                     Amount            Short-Term Securities             Value    Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES
(concluded)
============================================================================================
Commercial          $218,000    General Motors Acceptance Corp.,
Paper*                            4.13% due 7/02/2001                 $    217,950    0.3%
--------------------------------------------------------------------------------------------
                                Total Investments in Short-Term
                                Securities (Cost--$217,950)                217,950    0.3
--------------------------------------------------------------------------------------------
                                Total Investments
                                (Cost--$83,129,723)                     79,727,742   99.8

                                Other Assets Less Liabilities              188,505    0.2
                                                                      ----------------------
                                Net Assets                            $ 79,916,247  100.0%
                                                                      ======================
--------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
+     Non-income producing security.

      See Notes to Financial Statements.


                        June 30, 2001 (16) Mercury QA Large Cap Core Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001
----------------------------------------------------------------------------------
Assets:

Investments, at value (identified cost--$83,129,723)                 $  79,727,742
Cash                                                                         1,139
Receivables:
  Capital shares sold                                  $23,114,217
  Dividends                                                 43,798
  Securities sold                                            7,857      23,165,872
                                                       -----------
Prepaid registration fees and other assets                                  90,154
                                                                     -------------
Total assets                                                           102,984,907
                                                                     -------------
----------------------------------------------------------------------------------
Liabilities:

Payables:
  Securities purchased                                  22,897,175
  Capital shares redeemed                                  136,505
  Investment adviser                                        17,304
  Administrator                                             15,141
  Distributor                                                2,535      23,068,660
                                                       ---------------------------
Total liabilities                                                       23,068,660
                                                                     -------------
----------------------------------------------------------------------------------
Net Assets:

Net assets                                                           $  79,916,247
                                                                     =============
----------------------------------------------------------------------------------
Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par
  value, 125,000,000 shares authorized                               $         976
Class A Shares of Common Stock, $.0001 par
  value, 125,000,000 shares authorized                                           4
Class B Shares of Common Stock, $.0001 par
  value, 125,000,000 shares authorized                                          24
Class C Shares of Common Stock, $.0001 par
  value, 125,000,000 shares authorized                                          18
Paid-in capital in excess of par                                        93,000,991
Accumulated investment loss--net                                           (27,716)
Accumulated realized capital losses on
  investments--net                                                      (9,656,069)
Unrealized depreciation on investments--net                             (3,401,981)
                                                                     -------------
Net assets                                                           $  79,916,247
                                                                     =============
----------------------------------------------------------------------------------
Net Asset Value:

Class I--Based on net assets of $76,364,340 and
  9,757,037 shares outstanding                                       $        7.83
                                                                     =============
Class A--Based on net assets of $302,197 and
  38,717 shares outstanding                                          $        7.81
                                                                     =============
Class B--Based on net assets of $1,889,592 and
  244,089 shares outstanding                                         $        7.74
                                                                     =============
Class C--Based on net assets of $1,360,118 and
  175,649 shares outstanding                                         $        7.74
                                                                     =============
----------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (17) Mercury QA Large Cap Core Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001
-------------------------------------------------------------------------------
Investment Income:

Dividends (net of $1,676 foreign withholding tax)                   $   277,396
Interest and discount earned                                              2,441
                                                                    -----------
Total income                                                            279,837
                                                                    -----------
-------------------------------------------------------------------------------

Expenses:

Investment advisory fees                               $  99,527
Administration fees                                       87,086
Accounting services                                       36,063
Registration fees                                         27,230
Professional fees                                         23,379
Printing and shareholder reports                          10,936
Account maintenance and distribution fees--Class B         7,784
Custodian fees                                             7,733
Offering expenses                                          7,550
Account maintenance and distribution fees--Class C         5,981
Directors' fees and expenses                               4,985
Transfer agent fees--Class I                               1,240
Account maintenance fees--Class A                            212
Pricing fees                                                 174
Transfer agent fees--Class B                                 169
Transfer agent fees--Class C                                 148
Transfer agent fees--Class A                                   5
Other                                                      1,052
                                                       ---------
Total expenses before reimbursement                      321,254
Reimbursement of expenses                                (13,701)
                                                       ---------
Total expenses after reimbursement                                      307,553
                                                                    -----------
Investment loss--net                                                    (27,716)
                                                                    -----------
-------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments--Net:

Realized loss on investments--net                                    (6,340,118)
Change in unrealized depreciation on investments--net                 1,894,658
                                                                    -----------
Net Decrease in Net Assets Resulting from Operations                $(4,473,176)
                                                                    ===========
-------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (18) Mercury QA Large Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the Six      For the Period
                                                         Months Ended     June 2, 2000+ to
 Increase (Decrease) in Net Assets:                      June 30, 2001      Dec. 31, 2000
 -----------------------------------------------------------------------------------------
 Operations:

 Investment loss--net                                    $     (27,716)   $       (118,420)
 Realized loss on investments--net                          (6,340,118)         (3,315,950)
 Change in unrealized depreciation on investments--net       1,894,658          (5,296,640)
                                                         ---------------------------------
 Net decrease in net assets resulting from operations       (4,473,176)         (8,731,010)
                                                         ---------------------------------
 -----------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase in net assets derived from capital
   share transactions                                       37,502,148          55,518,285
                                                         ---------------------------------
 -----------------------------------------------------------------------------------------

 Net Assets:

 Total increase in net assets                               33,028,972          46,787,275
 Beginning of period                                        46,887,275             100,000
                                                         ---------------------------------
 End of period*                                          $  79,916,247    $     46,887,275
                                                         =================================
 -----------------------------------------------------------------------------------------
*Accumulated investment loss--net                        $     (27,716)                 --
                                                         =================================
 -----------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                        June 30, 2001 (19) Mercury QA Large Cap Core Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                  Class I
                                                     ----------------------------------
                                                          For the        For the Period
                                                        Six Months       June 2, 2000+
                                                      Ended June 30,    to December 31,
Increase (Decrease) in Net Asset Value:                    2001              2000
---------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                 $          8.48    $         10.00
                                                     ----------------------------------
Investment loss--net                                              --++@            (.02)
Realized and unrealized loss on
  investments--net                                              (.65)             (1.50)
                                                     ----------------------------------
Total from investment operations                                (.65)             (1.52)
                                                     ----------------------------------
Net asset value, end of period                       $          7.83    $          8.48
                                                     ==================================
---------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                            (7.67%)@@         (15.20%)@@
                                                     ==================================
---------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                                 1.18%*             1.36%*
                                                     ==================================
Expenses                                                       1.23%*             1.45%*
                                                     ==================================
Investment loss--net                                           (.05%)*            (.40%)*
                                                     ==================================
---------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)             $        76,364    $        44,248
                                                     ==================================
Portfolio turnover                                            57.51%             70.82%
                                                     ==================================
---------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Amount is less than $.01 per share.
 @    Based on average shares outstanding.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


                        June 30, 2001 (20) Mercury QA Large Cap Core Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                         Class A
                                           ------------------------------------
                                                For the          For the Period
                                              Six Months         June 2, 2000+
                                            Ended June 30,      to December 31,
Increase (Decrease) in Net Asset Value:          2001                 2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period       $          8.47      $         10.00
                                           ------------------------------------
Investment loss--net                                  (.01)++              (.03)
Realized and unrealized loss on
  investments--net                                    (.65)               (1.50)
                                           ------------------------------------
Total from investment operations                      (.66)               (1.53)
                                           ------------------------------------
Net asset value, end of period             $          7.81      $          8.47
                                           ====================================
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                  (7.79%)@            (15.30%)@
                                           ====================================
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                       1.44%*               1.61%*
                                           ====================================
Expenses                                             1.49%*               1.70%*
                                           ====================================
Investment loss--net                                 (.34%)*              (.63%)*
                                           ====================================
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $           302      $           147
                                           ====================================
Portfolio turnover                                  57.51%               70.82%
                                           ====================================
-------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                        June 30, 2001 (21) Mercury QA Large Cap Core Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class B
                                           ------------------------------------
                                                For the          For the Period
                                              Six Months         June 2, 2000+
                                            Ended June 30,      to December 31,
Increase (Decrease) in Net Asset Value:          2001                 2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period       $          8.43      $         10.00
                                           ------------------------------------
Investment loss--net                                  (.04)++              (.03)
Realized and unrealized loss on
  investments--net                                    (.65)               (1.54)
                                           ------------------------------------
Total from investment operations                      (.69)               (1.57)
                                           ------------------------------------
Net asset value, end of period             $          7.74      $          8.43
                                           ====================================
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                  (8.19%)@            (15.70%)@
                                           ====================================
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                       2.20%*               2.39%*
                                           ====================================
Expenses                                             2.26%*               2.48%*
                                           ====================================
Investment loss--net                                (1.09%)*             (1.41%)*
                                           ====================================
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $         1,890      $         1,454
                                           ====================================
Portfolio turnover                                  57.51%               70.82%
                                           ====================================
-------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                        June 30, 2001 (22) Mercury QA Large Cap Core Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class C
                                           ------------------------------------
                                                For the          For the Period
                                              Six Months         June 2, 2000+
                                            Ended June 30,      to December 31,
Increase (Decrease) in Net Asset Value:          2001                 2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period       $          8.43      $         10.00
                                           ------------------------------------
Investment loss--net                                  (.04)++              (.03)
Realized and unrealized loss on
  investments--net                                    (.65)               (1.54)
                                           ------------------------------------
Total from investment operations                      (.69)               (1.57)
                                           ------------------------------------
Net asset value, end of period             $          7.74      $          8.43
                                           ====================================
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                  (8.19%)@            (15.70%)@
                                           ====================================
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                       2.20%*               2.39%*
                                           ====================================
Expenses                                             2.26%*               2.48%*
                                           ====================================
Investment loss--net                                (1.09%)*             (1.40%)*
                                           ====================================
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $         1,360      $         1,038
                                           ====================================
Portfolio turnover                                  57.51%               70.82%
                                           ====================================
-------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                        June 30, 2001 (23) Mercury QA Large Cap Core Fund

      NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Large Cap Core Fund (the "Fund") is part of Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.


                        June 30, 2001 (24) Mercury QA Large Cap Core Fund

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                        June 30, 2001 (25) Mercury QA Large Cap Core Fund

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .40% of the average daily net assets of the Fund. For the six months ended June 30, 2001, Mercury Advisors earned fees of $99,527, of which $13,701 was waived.

      The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.


                        June 30, 2001 (26) Mercury QA Large Cap Core Fund

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                      Account       Distribution
                                                  Maintenance Fee        Fee
      --------------------------------------------------------------------------
      Class A                                          .25%              --
      --------------------------------------------------------------------------
      Class B                                          .25%             .75%
      --------------------------------------------------------------------------
      Class C                                          .25%             .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and select dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and select dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and select dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the six months ended June 30, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                          FAMD            MLPF&S
      --------------------------------------------------------------------------
      Class I                                             $299            $2,750
      --------------------------------------------------------------------------
      Class A                                             $ 41            $  896
      --------------------------------------------------------------------------

      For the six months ended June 30, 2001, MLPF&S received contingent deferred sales charges of $2,770 and $308 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Fund's transfer agent.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Fund. The Fund reimburses Mercury Advisors at its cost for such services. For the six months ended June 30, 2001, the Fund reimbursed Mercury Advisors an aggregate of $7,121 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FDS, FAMD, and/or ML & Co.


                        June 30, 2001 (27) Mercury QA Large Cap Core Fund

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $67,492,112 and $30,270,689, respectively.

      Net realized losses for the six months ended June 30, 2001, and net unrealized losses as of June 30, 2001 were as follows:

                                                     Realized       Unrealized
                                                      Losses          Losses
      --------------------------------------------------------------------------
      Long-term investments                        $ (6,340,118)   $ (3,401,981)
                                                   ----------------------------
      Total                                        $ (6,340,118)   $ (3,401,981)
                                                   ============================
      --------------------------------------------------------------------------

      As of June 30, 2001, net unrealized depreciation for Federal income tax purposes aggregated $3,401,981, of which $2,358,610 related to appreciated securities and $5,760,591 related to depreciated securities. The aggregate cost of investments at June 30, 2001 for Federal income tax purposes was $83,129,723.

(4)   Capital Share Transactions:

      The net increase in net assets derived from capital share transactions was $37,502,148 and $55,518,285 for the six months ended June 30, 2001 and for the period June 2, 2000 to December 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months Ended
      June 30, 2001                             Shares           Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                6,222,307      $    50,518,029
      Shares redeemed                           (1,683,849)         (14,152,893)
                                           ------------------------------------
      Net increase                               4,538,458      $    36,365,136
                                           ====================================
      -------------------------------------------------------------------------

      Class I Shares for the Period June 2, 2000+
      to December 31, 2000                      Shares           Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                7,281,007      $    71,450,038
      Shares redeemed                           (2,064,928)         (18,770,616)
                                           ------------------------------------
      Net increase                               5,216,079      $    52,679,422
                                           ====================================
      -------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


                        June 30, 2001 (28) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Class A Shares for the Six Months Ended
      June 30, 2001                                Shares         Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                     21,851    $       174,008
      Shares redeemed                                   (465)            (3,624)
                                             ----------------------------------
      Net increase                                    21,386    $       170,384
                                             ==================================
      -------------------------------------------------------------------------

      Class A Shares for the Period June 2, 2000+
      to December 31, 2000                         Shares         Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                     16,721    $       168,057
      Shares redeemed                                 (1,890)           (15,478)
                                             ----------------------------------
      Net increase                                    14,831    $       152,579
                                             ==================================
      -------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class B Shares for the Six Months Ended
      June 30, 2001                                Shares         Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                    112,312    $       902,536
      Shares redeemed                                (40,681)          (328,914)
                                             ----------------------------------
      Net increase                                    71,631    $       573,622
                                             ==================================
      -------------------------------------------------------------------------

      Class B Shares for the Period June 2, 2000+
      to December 31, 2000                         Shares         Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                    169,963    $     1,553,935
      Shares redeemed                                     (5)               (45)
                                             ----------------------------------
      Net increase                                   169,958    $     1,553,890
                                             ==================================
      -------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class C Shares for the Six Months Ended
      June 30, 2001                                Shares         Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                     80,580    $       618,662
      Shares redeemed                                (28,086)          (225,656)
                                             ----------------------------------
      Net increase                                    52,494    $       393,006
                                             ==================================
      -------------------------------------------------------------------------

      Class C Shares for the Period June 2, 2000+
      to December 31, 2000                         Shares         Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                    131,416    $     1,233,504
      Shares redeemed                                (10,761)          (101,110)
                                             ----------------------------------
      Net increase                                   120,655    $     1,132,394
                                             ==================================
      -------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


                        June 30, 2001 (29) Mercury QA Large Cap Core Fund

      NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(5)   Capital Loss Carryforward:

      At December 31, 2000, the Fund had a net capital loss carryforward of approximately $387,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

(6)   Short-Term Borrowings:

      On March 22, 2001, the Fund became party to a $1,000,000,000 credit agreement, dated December 1, 2000, with Bank One, N.A and certain other lenders. Certain other funds managed by Mercury Advisors and its affiliates also participate in this credit agreement. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended June 30, 2001.


                        June 30, 2001 (30) Mercury QA Large Cap Core Fund

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

The Chase Manhattan Bank
4 Chase MetroTech, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                        June 30, 2001 (31) Mercury QA Large Cap Core Fund

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL            MANAGED           ALTERNATIVE        INSTITUTIONAL
      FUNDS             ACCOUNTS          INVESTMENTS       ASSET MANAGEMENT

                                [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Large Cap Core Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper        #MERCQA CORE--6/01